DEFERRED TAX ASSETS AND LIABILITIES	12 Months Ended
Dec. 31, 2022
Disclosure of deferred tax assets and liabilities [Abstract]
DEFERRED TAX ASSETS AND LIABILITIES
13.	DEFERRED TAX ASSETS AND LIABILITIES

Recognised deferred tax assets and liabilities

Deferred tax assets and liabilities of the Group are attributable to the following:

	Assets		Liabilities		Net
	2022 US$’000	2021 US$’000	2022 US$’000	2021 US$’000	2022 US$’000	2021 US$’000
Property, plant and equipment	229	477	(5)	(11)	224	466
Intangible assets	-	-	(3,950)	(3,969)	(3,950)	(3,969)
Inventories	423	620	-	-	423	620
Provisions	2,194	1,871	-	-	2,194	1,871
Tax value of loss carry-forwards	1,254	1,016	-	-	1,254	1,016
Other items	118	117	(1,103)	(878)	(985)	(761)

Deferred tax assets/(liabilities)	4,218	4,101	(5,058)	(4,858)	(840)	(757)

The deferred tax asset in 2022 is mainly due to deductible temporary differences relating to provisions, loss carry-forwards, property, plant and equipment and the elimination of unrealised intercompany inventory profit. In 2022, the deferred tax asset increased by US$117,000 mainly due to an increase in deductible temporary differences principally attributable to provisions and loss carry-forwards.

The deferred tax liability is caused by the net book value of non-current assets being greater than the tax written down value of non-current assets, temporary differences due to the acceleration of the recognition of certain charges in calculating taxable income permitted in Ireland and the US. The deferred tax liability increased by US$200,000 in 2022, principally because of other items.

Deferred tax assets and liabilities are only offset when the entity has a legally enforceable right to set off current tax assets against current tax liabilities and where the intention is to settle current tax liabilities and assets on a net basis or to realise the assets and settle the liabilities simultaneously. At December 31, 2022 and at December 31, 2021 no deferred tax assets and liabilities are offset as it is not certain as to whether there is a legally enforceable right to set off current tax assets against current tax liabilities and it is also uncertain as to what current tax assets may be set off against current tax liabilities and in what periods.

Most temporary differences are expected to reverse after 2024.

Movement in temporary differences during the year

	Balance January, 1 2022	Recognised in income	Balance December 31, 2022
	US$’000	US$’000	US$’000
Property, plant and equipment	466	(242)	224
Intangible assets	(3,969)	19	(3,950)
Inventories	620	(197)	423
Provisions	1,871	323	2,194
Tax value of loss carry-forwards	1,016	238	1,254
Other items	(761)	(224)	(985)

	(757)	(83)	(840)

	Balance January, 1 2021	Recognised in income	Balance December 31, 2021
	US$’000	US$’000	US$’000
Property, plant and equipment	724	(258)	466
Intangible assets	(4,072)	103	(3,969)
Inventories	750	(130)	620
Provisions	2,159	(288)	1,871
Tax value of loss carry-forwards	433	583	1,016
Other items	(714)	(47)	(761)

	(720)	(37)	(757)

Unrecognised deferred tax assets

Deferred tax assets have not been recognised by the Group in respect of the following items, which have not been tax effected:

	December 31, 2022	December 31, 2021
	US$’000	US$’000
Capital losses	8,293	8,293
Net operating losses	75,957	73,893
US alternative minimum tax credits	1,906	1,704
Other temporary timing differences	38,960	21,301
US state credit carryforwards	2,753	1,664

	127,869	106,855